Warrants (Details) - Schedule of Assumptions of Investors' Warrants		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Assumptions of Investors' Warrants [Line Items]
Risk-free interest rate	[1]			0.19%
Expected volatility	[2]
Contractual term life (in years)	[3]
Dividend yield	[4]			0.00%
Bottom of Range [Member]
Schedule of Assumptions of Investors' Warrants [Line Items]
Risk-free interest rate	[1]
Expected volatility	[2]			60.83%
Contractual term life (in years)	[3]			7 months 17 days
Dividend yield	[4]
Top of Range [Member]
Schedule of Assumptions of Investors' Warrants [Line Items]
Risk-free interest rate	[1]
Expected volatility	[2]			62.46%
Contractual term life (in years)	[3]			8 months 4 days
Dividend yield	[4]

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.
[3]	Expected life - the expected life was based on the expiration date of the warrants.
[4]	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.